JPMORGAN TRUST I

Highbridge Funds

Highbridge Dynamic Commodities Strategy Fund

Highbridge Statistical Market Neutral Fund

Prospectuses dated February 28, 2013, as supplemented

J.P. Morgan Funds

JPMorgan Income Builder Fund

JPMorgan Strategic Preservation Fund

JPMorgan Total Emerging Markets Fund

Prospectuses dated February 28, 2013, as supplemented

JPMorgan Diversified Real Return Fund

Prospectuses dated December 28, 2012, as supplemented

JPMorgan Diversified Risk Fund

Prospectuses dated December 17, 2012, as supplemented

JPMorgan Commodities Strategy Fund

Prospectuses dated November 21, 2012, as supplemented

J.P. Morgan Income Funds

JPMorgan Emerging Markets Corporate Debt Fund

Prospectuses dated July 31, 2013, as supplemented

JPMorgan Current Income Fund

JPMorgan Emerging Markets Debt Fund

JPMorgan Inflation Managed Bond Fund

JPMorgan Managed Income Fund

JPMorgan Multi-Sector Income Fund

JPMorgan Real Return Fund

JPMorgan Strategic Income Opportunities Fund

JPMorgan Total Return Fund

Prospectuses dated July 1, 2013, as supplemented

JPMorgan Emerging Markets Local Currency Debt Fund

JPMorgan Ex-G4 Currency Strategies Fund

JPMorgan International Currency Income Fund

Prospectuses dated February 28, 2013, as supplemented

JPMorgan Short Duration High Yield Fund

Prospectuses dated February 27, 2013, as supplemented

JPMorgan Corporate Bond Fund

Prospectuses dated February 25, 2013, as supplemented

JPMorgan Floating Rate Income Fund

Prospectuses dated December 28, 2012, as supplemented

JPMorgan Global Bond Opportunities Fund

Prospectuses dated August 17, 2012, as supplemented

J.P. Morgan International Equity Funds

JPMorgan Asia Pacific Fund

JPMorgan China Region Fund

JPMorgan Emerging Economies Fund

JPMorgan Emerging Markets Equity Fund

JPMorgan Global Equity Income Fund

JPMorgan Global Natural Resources Fund

JPMorgan Global Unconstrained Equity Fund

JPMorgan India Fund

JPMorgan International Equity Fund

JPMorgan International Opportunities Fund

JPMorgan International Value Fund

JPMorgan Intrepid European Fund

JPMorgan Intrepid International Fund

JPMorgan Latin America Fund

Prospectuses dated February 28, 2013, as supplemented

JPMorgan Global Allocation Fund

Prospectuses dated February 28, 2013, as supplemented

JPMorgan International Unconstrained Equity Fund

Prospectuses dated February 28, 2013, as supplemented

JPMorgan Global Research Enhanced Index Fund

Prospectuses dated February 25, 2013, as supplemented

J.P. Morgan Municipal Bond Funds

JPMorgan California Tax Free Bond Fund

JPMorgan Intermediate Tax Free Bond Fund

JPMorgan New York Tax Free Bond Fund

Prospectuses dated July 1, 2013, as supplemented

SUP-HTDB-1113

J.P. Morgan SMA Funds

JPMorgan International Value SMA Fund

JPMorgan Tax Aware Real Return SMA Fund

Prospectuses dated February 28, 2013

JPMorgan SmartAllocation Funds

JPMorgan SmartAllocation Income Fund

Prospectuses dated July 1, 2013, as supplemented

J.P. Morgan Specialty Funds

Security Capital U.S. Core Real Estate Securities Fund

Prospectuses dated May 1, 2013, as supplemented

JPMorgan International Realty Fund

JPMorgan Research Market Neutral Fund

Prospectuses dated February 28, 2013, as supplemented

J.P. Morgan Tax Aware Funds

JPMorgan Tax Aware High Income Fund

JPMorgan Tax Aware Income Opportunities Fund

Prospectuses dated July 1, 2013, as supplemented

JPMorgan Tax Aware Equity Fund

Prospectuses dated February 28, 2013, as supplemented

JPMorgan Tax Aware Real Return Fund

Prospectuses dated February 28, 2013, as supplemented (Class A, Class C, Select Class and Institutional Class Shares) and Prospectus dated August 16, 2013, as supplemented (Class R6 Shares)

J.P. Morgan U.S. Equity Funds

JPMorgan Growth Long/Short Fund

JPMorgan Multi-Cap Long/Short Fund

JPMorgan Research Equity Long/Short Fund

Prospectuses dated February 28, 2013, as supplemented

JPMORGAN TRUST II

J.P. Morgan Income Funds

JPMorgan Core Bond Fund

JPMorgan Core Plus Bond Fund

JPMorgan Government Bond Fund

JPMorgan High Yield Fund

JPMorgan Limited Duration Bond Fund

JPMorgan Mortgage-Backed Securities Fund

JPMorgan Short Duration Bond Fund

JPMorgan Treasury & Agency Fund

Prospectuses dated July 1, 2013, as supplemented

J.P. Morgan International Equity Funds

JPMorgan International Equity Index Fund

Prospectuses dated February 28, 2013, as supplemented

J.P. Morgan Municipal Bond Funds

JPMorgan Arizona Municipal Bond Fund

JPMorgan Michigan Municipal Bond Fund

JPMorgan Municipal Income Fund

JPMorgan Ohio Municipal Bond Fund

JPMorgan Short-Intermediate Municipal Bond Fund

JPMorgan Tax Free Bond Fund

Prospectuses dated July 1, 2013, as supplemented

J.P. Morgan Specialty Funds

JPMorgan U.S. Real Estate Fund

Prospectuses dated May 1, 2013, as supplemented

JPMORGAN INSURANCE TRUST

JPMorgan Insurance Trust Core Bond Portfolio

JPMorgan Insurance Trust Equity Index Portfolio

JPMorgan Insurance Trust International Equity Portfolio

JPMorgan Insurance Trust Intrepid Growth Portfolio

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

JPMorgan Insurance Trust Mid Cap Growth Portfolio

JPMorgan Insurance Trust Mid Cap Value Portfolio

JPMorgan Insurance Trust Small Cap Core Portfolio

JPMorgan Insurance Trust U.S. Equity Portfolio

Prospectuses dated May 1, 2013

UNDISCOVERED MANAGERS FUNDS

JPMorgan Realty Income Fund

Prospectuses dated December 28, 2012, as supplemented (Class R5 Shares)

(All Share Classes)

Supplement dated November 1, 2013

to the Prospectuses as dated above, as supplemented

Effective immediately, the following is hereby added as the last paragraph to the section titled “Who can buy shares?” in the “How to Do Business with the Fund(s)” section of the Prospectuses:

Shares of the Fund(s) have not been registered for sale outside of the United States. This prospectus is not intended for distribution to prospective investors outside of the United States. The Fund(s) generally do not market or sell shares to investors domiciled outside of the United States, even, with regard to individuals, if they are citizens or lawful permanent residents of the United States.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE